ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Assets acquired and liabilities assumed (Details) - Natal Agro S.R.L. - USD ($)		12 Months Ended
	Jun. 10, 2024	Jun. 30, 2024
Net assets incorporated
Cash and cash equivalents	$ 252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974
Non-controlling interest	(1,898,247)
Gain from a bargain purchase	(1,032,327)	$ (1,000,000)
Total consideration	$ 943,400